SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 10,605,400	$ 11,838,419	$ 16,161,237
Less: accumulated depreciation	(11,604)	(5,117)	(6,670,042)
Property, plant and equipment, net	10,593,796	11,833,302	9,491,195
Property, plant and equipment, net	10,593,796	11,833,302	9,491,195
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	12,107	13,514	10,330,767
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	41,162	45,948
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 10,552,131	11,778,957
Machinery equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 45,948	$ 5,830,470